UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8942

First Carolina Investors, Inc.

(Exact name of registrant as specified in charter)

9347 A Founders Street

Fort Mill, South Carolina 29708

(Address of principal executive office)

Brent D. Baird

First Carolina Investors, Inc.

9347 A Founders Street

Fort Mill, South Carolina 29708

(Name and address of agent of service)

Registrant’s telephone number, including area code: 803-802-0890

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimated and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.	Schedule of Investments. The schedule of investments is as follows:

FIRST CAROLINA INVESTORS, INC.

QUARTERLY HOLDINGS REPORT

SCHEDULE OF INVESTMENTS

September 30, 2011

(UNAUDITED)

	Principal Amount or No. Shares	Fair Value
Common Stock
Diversified – 100%
Ravensource Fund *	74,000	$685,284

Total Common Stock		$685,284

Total Investments in Securities		$685,284

* (tendered but not redeemed for payment as of 9/30/11

At September 30, 2011 the Registrant held short term investments consisting of a money market mutual fund of $4,867,895 and an amount due from sale of a security of $64,806.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibit.

A separate certification from the principal executive officer as required pursuant to Rule 30a-2(a) under the 1940 Act is attached.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf of the undersigned, thereunto duly authorized.

FIRST CAROLINA INVESTORS, INC.

By:	/s/ Brent D. Baird
Brent D. Baird
President

Date: October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By:	/s/ Brent D. Baird
Brent D. Baird
Chief Executive Officer

Date: October 25, 2011

The Registrant has no chief financial officer.